SETTLEMENT AGREEMENT AND STIPULATION (Details Narrative) - USD ($)	12 Months Ended
	Apr. 30, 2017	Oct. 31, 2016	Oct. 28, 2016
Payment to creditors	$ 84,782
Rockwell Capital Partners [Member]
Outstanding payables			$ 84,782
Discount on market price, Claims amount			50.00%
Common stock, share issued	489,000,000
Conversion of note principal	$ 84,782
Settlement fee [Member]
Common stock, share issued		7,000,000